                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |X|

     Pre-Effective Amendment No.                                      |_|

     Post-Effective Amendment No. 15                                  |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|

     Amendment No. 16                                                 |X|

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS
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               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

     David C. Tucker, Esquire, 4500 Main Street, Kansas City, MO 64141-6200
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                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: May 1, 2000

  It is proposed that this filing will become effective (check appropriate box)

      |_|   immediately upon filing pursuant to paragraph (b)
      |X|   on May 1, 2000 pursuant to paragraph (b)
      |_|   60 days after filing pursuant to paragraph (a)(1)
      |_|   on (date) pursuant to paragraph (a)(1)
      |_|   75 days after filing pursuant to paragraph (a)(2)
      |_|   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

      |_|   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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Your AMERICAN CENTURY prospectus International Bond Fund

MAY 1, 2000
INVESTOR CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]

[AMERICAN CENTURY LOGO]
American Century Investments P.O. Box 419200 Kansas City, MO 64141-6200

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the fund performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Fund section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes, and Financial Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central time. Give us a call at 1-800-345-2021.

Sincerely,

/s/ Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

An Overview of the Fund

Fund Performance History

Fees and Expenses

Objectives, Strategies and Risks

Basics of Fixed-Income Investing

Management

Investing with American Century

Share Price and Distributions

Taxes

Multiple Class Information

Financial Highlights

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.

An Overview of the Fund

What is the fund's investment objective?

The fund seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities outside the United States.

Debt securities include fixed-income investments such as notes, bonds, commercial paper and debentures.

What are the fund's primary investment strategies and principal risks?

The fund invests most of its assets in high-quality debt securities issued by foreign corporations and governments. The advisor expects the fund's dollar-weighted average maturity to range from two to 10 years.

The fund's primary investment risks include

  interest rate risk
  currency risk
  foreign risk
  market and trading risk
  principal loss

Additional important information about the fund's investment strategies and risks begins on page 5.

[GRAPHIC OMITTED: POINTING FINGER] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who may want to invest in the fund?

The fund may be a good investment if you are

  seeking diversification of your portfolio through investment in nondollar-denominated foreign debt securities seeking to protect your income against a decline in the purchasing power of the U.S. dollar relative to foreign currencies comfortable with the fund's other investment risks

Who may not want to invest in the fund?

The fund may not be a good investment if you are

  seeking current income from your investment
  uncomfortable with the risks associated with investing in foreign securities uncomfortable with rapid fluctuations in the value of your investment looking for the added security of FDIC insurance

Fund Performance History

International Bond Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[The following table was depicted as a bar graph in the printed material.]

  1999     1998     1997    1996    1995    1994   1993
-10.36%   17.87%   -5.88%   6.38%   24.40%  1.52%  11.79%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                        Highest                     Lowest
--------------------------------------------------------------------------
International Bond      13.84% (1Q 1995)            -6.79% (1Q 1997)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, including yields, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1999       1 year    5 years     Life of Fund(1)
------------------------------------------------------------------------------------------
International Bond                                  -10.36%    5.64%          6.06%
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J.P. Morgan Global Traded Government Bond Index(2)   -9.61%    6.19%          6.07%
  The inception date for the fund is January 7, 1992.
  Excluding the U.S. and with Japan weighted at 15%. Benchmark began December 31, 1991.

Fees and Expenses

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

Annual Operating Expenses (expenses that are deducted from fund assets)

                       Management   Distribution and       Other          Total Annual Fund
                       Fee (1)      Service (12b-1) Fees   Expenses (2)   Operating Expenses
--------------------------------------------------------------------------------------------
International Bond     0.83%        None                   0.02%          0.85%
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest.

[GRAPHIC OMITTED: POINTING FINGER] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Example

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

                              1 year     3 years     5 years     10 years
--------------------------------------------------------------------------------
International Bond            $87        $271        $470        $1,045

Objectives, Strategies and Risks

International Bond Fund

What is the fund's investment objective?

The fund seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities outside the United States.

A high-quality debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

How does the fund pursue its investment objective?

The fund buys high-quality, nondollar-denominated foreign government and foreign corporate debt securities.

The subadvisor selects the fund's investments by using a combination of fundamental research and bond and currency valuation models.

  Economic/Political Fundamentals. The subadvisor evaluates each country's economic climate and political discipline for controlling deficits and inflation.
  Expected Return. Using economic forecasts, the subadvisor projects the expected return for each country.
  Relative Value. By contrasting expected risks and returns for investments in each country, the subadvisor selects those countries expected to produce the best return at reasonable risk.

Generally, the fund will only purchase bonds denominated in foreign currencies. Because the fund is designed for U.S. investors seeking currency and interest rate diversification, the fund limits its use of hedging strategies that may minimize the effect of currency fluctuations. The fund may hedge up to 25% of its total assets into U.S. dollars when the subadvisor considers the dollar to be attractive relative to foreign currencies.

The weighted average maturity of the fund is expected to be between two and 10 years.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

What are the principal risks of investing in the fund?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for International Bond is higher than for funds that have shorter weighted average maturities, such as short-term and limited-term funds.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks are summarized below.

  Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.
  Political and Economic Risk. The fund invests primarily in foreign debt securities, which are generally riskier than U.S. debt securities. As a result the fund is subject to political and economic risk, meaning that political events (civil unrest, national elections, imposition of exchange controls), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.
  Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.
  Availability of Information. Generally, foreign companies are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

Basics of Fixed-Income Investing

Debt Securities

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and debentures are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by determining which securities help a fund meet its maturity requirements identifying securities that satisfy a fund's credit quality standards evaluating the current economic conditions and assessing the risk of inflation evaluating special features of the securities that may make them more or less attractive

[GRAPHIC OMITTED: POINTING FINGER] The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

Weighted average maturity is a tool that the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                      Amount of           Percent of   Remaining        Weighted
                      Security Owned      Portfolio    Maturity         Maturity
------------------------------------------------------------------------------------------
Debt Security A       $100,000            25%          1,000 days       250 days
------------------------------------------------------------------------------------------
Debt Security B       $300,000            75%          10,000 days      7,500 days
------------------------------------------------------------------------------------------
Weighted Average Maturity                                               7,750 days

Types of Risk

The basic types of risk that the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance. This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

When interest rates change, longer maturity bonds generally experience a greater change in price. The following table shows the likely effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity    Current Price    Price After 1%   Increase Change in Price
--------------------------------------------------------------------------------
1 year                $100.00          $99.06           -0.94%
--------------------------------------------------------------------------------
3 years               $100.00          $97.38           -2.62%
--------------------------------------------------------------------------------
10 years              $100.00          $93.20           -6.80%
--------------------------------------------------------------------------------
30 years              $100.00          $88.69          -11.31%

[GRAPHIC OMITTED: POINTING FINGER] Credit quality may be lower when the issuer has any of the following a high debt level
  a short operating history
  a senior level of debt
  a difficult, competitive environment
  a less stable cash flow

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the fund offered by this Prospectus.

--------------------------------------------------------------------------------
     INVESTMENT GRADE                             NON-INVESTMENT GRADE
--------------------------------------------------------------------------------
         A-1            A-2              A-3
         P-1            P-2              P-2
       MIG-1          MIG-2            MIG-3
        SP-1           SP-2             SP-3
AAA       AA     A      BBB               BB    B     CCC    CC      C       D
--------------------------------------------------------------------------------
International
Bond
--------------------------------------------------------------------------------

[GRAPHIC OMITTED: POINTING FINGER] The Statement of Additional Information provides a detailed description of these securities' ratings.

Securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade. Although they are considered investment grade, an investment in these securities still involves some credit risk because a AAA rating is not a guarantee of payment. For a complete description of the ratings system and an explanation of certain exceptions to the guidelines reflected in the chart, see the Statement of Additional Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.83% of the average net assets of the Investor Class shares of the fund. The rate of the management fee for a fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Fund to the Advisor as a Percentage
of Average Net Assets for the Most Recent Fiscal Year Ended December 31, 1999
--------------------------------------------------------------------------------
International Bond                                                         0.83%

The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The advisor and the Board of Trustees have hired and supervise J.P. Morgan Investment Management Inc. (JPMIM), a subadvisor, to make investment decisions for the fund.

The portfolio manager who leads the team is identified below:

David M. Gibbon

Mr. Gibbon, Vice President and Fixed-Income Portfolio Manager, has been a member of the team that manages International Bond since December 1998. He joined JPMIM, New York in 1992 and has worked in London since 1997. He has a bachelor's degree in physics from Princeton University. He is a Chartered Financial Analyst.

[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

Investing with American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in Writing below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account

By telephone Investor Relations 1-800-345-2021 Business, Not-For-Profit and Employer-Sponsored Retirement Plans 1-800-345-3533 Automated Information Line 1-800-345-8765 [GRAPHIC OMITTED: TELEPHONE]

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

Make additional investments Call or use our Automated Information Line if you have authorized us to invest from your bank account. Sell shares Call a Service Representative.

Online www.americancentury.com [GRAPHIC OMITTED: COMPUTER]

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Exchange shares from another American Century account.

Make additional investments Make an additional investment into an established American Century account if you have authorized us to invest from your bank account. Sell shares Not available.

By mail or fax P.O. Box 419200 Kansas City, MO 64141-6200 Fax 816-340-7962 [GRAPHIC OMITTED: ENVELOPE]

Open an account
Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares
 Send written instructions to exchange your shares from one American Century account to another.

Make additional investments
Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

Sell shares
 Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

 A Note about Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

Your Guide to Services and Policies

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

Automatically [GRAPHIC OMITTED: ARROW IN A CIRCLE]	Open an account Not available. Exchange shares Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

Make additional investments
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
 If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

By wire

[GRAPHIC OMITTED: POINTING FINGER] Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[GRAPHIC OMITTED:
FAX MACHINE]

Open an account
Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

  Our bank information:

  Commerce Bank N.A.
  Routing No. 101000019
  Account No. 2804918
  The fund name
  Your American Century account number*
  Your name
  The contribution year (for IRAs only)
  * For additional investments only
Make additional investments Follow the wire instructions. Sell shares You can receive redemption proceeds by wire or electronic transfer. Exchange shares Not available.

In person	If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

[GRAPHIC OMITTED: MALE FIGURE]	4500 Main St. Kansas City, Missouri 8 a.m. to 5:30 p.m., Monday – Friday 1665 Charleston Road Mountain View, California 8 a.m. to 5 p.m., Monday – Friday

4917 Town Center Drive
Leawood, Kansas
8 a.m. to 6 p.m.,
Monday – Friday
8 a.m. to noon, Saturday

9445 East County Line Road, Suite A
Englewood, Colorado
8 a.m. to 6 p.m.,
Monday – Friday
8 a.m. to noon, Saturday

Minimum Initial Investment Amounts

To open an account, the minimum investments are:

-------------------------------------------------------------
Individual or Joint                                 $2,500
-------------------------------------------------------------
Traditional IRA                                     $1,000
-------------------------------------------------------------
Roth IRA                                            $1,000
-------------------------------------------------------------
Education IRA                                         $500
-------------------------------------------------------------
UGMA/UTMA                                           $2,500
-------------------------------------------------------------
403(b)                                              $1,000(1)
-------------------------------------------------------------
Qualified Retirement Plans                          $2,500(2)
-------------------------------------------------------------
  For each fund you select, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50, you may make only one fund choice.
  The minimum investment requirements may be different for some types of retirement accounts.

Redemption of Shares in Low-Balance Accounts

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include minimum investment requirements
  exchange policies
  fund choices
  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund shares transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized these intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[GRAPHIC OMITTED: POINTING FINGER] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Share Price and Distributions

Share Price

The net asset value, or NAV, of a fund is the price of the fund's shares.

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized on the sale of investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

[GRAPHIC OMITTED: POINTING FINGER] Distributions discussed in this Prospectus mean income and realized securities gain distributions. The fund does not expect to make return of capital distributions.

The fund pays distributions from net income quarterly, although it may elect to not pay a distribution in a given quarter. The fund may decide not to pay a distribution if, for example, net currency losses exceed net investment income. The fund generally pays distributions of capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution          Tax Rate for 15% Bracket      Tax Rate for 28% Bracket or Above
---------------------------------------------------------------------------------------------
Short-term capital gains      Ordinary income rate          Ordinary income rate
---------------------------------------------------------------------------------------------
Long-term capital gains       10%                           20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions—including exchanges to other American Century funds—are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[GRAPHIC OMITTED: POINTING FINGER] Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Multiple Class Information

American Century offers two classes of the fund: Investor Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other class of shares primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies. The other class has different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor Class shares. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

  share price at the beginning of the period
  investment income and capital gains or losses
  distributions of income and capital gains paid to investors share price at the end of the period

The table also includes some key statistics for the period as appropriate

  Total Return - the overall percentage of return of the fund, assuming the reinvestment of all distributions
  Expense Ratio - the operating expenses as a percentage of average net assets
  Net Income Ratio - the net investment income as a percentage of average net assets
  Portfolio Turnover - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1999, 1998 and 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the fund's annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.

International Bond Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

Per-Share Data

                                                          1999          1998          1997        1996        1995
=====================================================================================================================
Net Asset Value, Beginning of Period                  $  12.44      $  10.92      $  11.79    $  11.95    $  10.36

Income From Investment Operations
  Net Investment Income                                   0.36(1)       0.47(1)       0.65        0.69        0.61
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                             (1.62)         1.47         (1.34)       0.03        1.88
---------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                       (1.26)         1.94         (0.69)       0.72        2.49
Distributions
  From Net Investment Income                             (0.43)        (0.17)        (0.04)      (0.71)      (0.90)
  In Excess of Net Investment Income                        --            --            --       (0.02)         --
  From Net Realized Gains on Investment
  Transactions                                              --         (0.25)        (0.14)      (0.15)         --
  In Excess of Net Realized Gains on
  Investments                                            (0.20)           --            --          --          --
---------------------------------------------------------------------------------------------------------------------
  Total Distributions                                    (0.63)        (0.42)        (0.18)      (0.88)      (0.90)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $  10.55      $  12.44      $  10.92    $  11.79    $  11.95
=====================================================================================================================
  Total Return(2)                                       (10.36)%       17.87%        (5.88)%      6.38%      24.40%

Ratios/Supplemental Data

                                                          1999          1998          1997        1996        1995
=====================================================================================================================
Ratio of Operating Expenses to Average Net Assets         0.85%         0.84%         0.84%       0.83%       0.82%
Ratio of Net Investment Income to Average Net Assets      3.27%         4.11%         4.82%       5.48%       6.14%
Portfolio Turnover Rate                                    239%          322%          163%        242%        167%
Net Assets, End of Period (in thousands)              $112,968      $157,412      $165,731    $252,456    $252,247
  Calculated using average shares outstanding throughout the period.
  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total return for periods less than one year are not annualized.

More information about the fund is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-6441

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

1-800-345-2021 or 816-531-5575

0005
SH-PRS-19443

Your AMERICAN CENTURY prospectus International Bond Fund

MAY 1, 2000
ADVISOR CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]
[AMERICAN CENTURY LOGO]
American Century Investments P.O. Box 419385 Kansas City, MO 64141-6385

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the fund performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Fund section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes, and Financial Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at 1-800-345-3533.

Sincerely,

/s/ Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

An Overview of the Fund

Fund Performance History

Fees and Expenses

Objectives, Strategies and Risks

Basics of Fixed-Income Investing

Management

Investing with American Century

Share Price and Distributions

Taxes

Multiple Class Information

Financial Highlights

Performance Information of Other Class

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.

An Overview of the Fund

What is the fund's investment objective?

The fund seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities outside the United States.

Debt securities include fixed-income investments such as notes, bonds, commercial paper and debentures.

What are the fund's primary investment strategies and principal risks?

The fund invests most of its assets in high-quality debt securities issued by foreign corporations and governments. The advisor expects the fund's dollar-weighted average maturity to range from two to 10 years.

The fund's primary investment risks include

  interest rate risk
  currency risk
  foreign risk
  market and trading risk
  principal loss

Additional important information about the fund's investment strategies and risks begins on page 5.

[GRAPHIC OMITTED: POINTING FINGER] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who may want to invest in the fund?

The fund may be a good investment if you are

  seeking diversification of your portfolio through investment in nondollar-denominated foreign debt securities seeking to protect your income against a decline in the purchasing power of the U.S. dollar relative to foreign currencies comfortable with the fund's other investment risks

Who may not want to invest in the fund?

The fund may not be a good investment if you are

  seeking current income from your investment
  uncomfortable with the risks associated with investing in foreign securities uncomfortable with rapid fluctuations in the value of your investment looking for the added security of FDIC insurance

Fund Performance History

International Bond Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

[The following table was depicted as a bar graph in the printed material.]

1999        -10.61%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                   Highest                     Lowest
-------------------------------------------------------------------------------
International Bond                 3.03% (3Q 1999)             -5.86% (1Q 1999)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, including yields, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1999        1 year      Life of Fund(1)
--------------------------------------------------------------------------------
International Bond                                   -10.61%     -7.45%
--------------------------------------------------------------------------------
J.P. Morgan Global Traded Government Bond Index(2)   -9.61%      -7.11%
  The inception date for the fund is October 27, 1998.
  Excluding the U.S. and with Japan weighted at 15%. Benchmark began October 31, 1998.

Performance Information of Other Class

The original class of shares of the funds was the Investor Class. For information about the historical performance of the original class of shares, see page 18.

Fees and Expenses

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Advisor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

Annual Operating Expenses (expenses that are deducted from fund assets)

                     Management    Distribution and          Other        Total Annual Fund
                     Fee(1)        Service (12b-1) Fees(2)   Expenses(3)  Operating Expenses
--------------------------------------------------------------------------------------------
International Bond   0.58%         0.50%                     0.02%        1.10%
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 15.
  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel as well as interest.

[GRAPHIC OMITTED: POINTING FINGER] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Example

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

                                   1 year        3 years      5 years      10 years
-----------------------------------------------------------------------------------
International Bond                 $112          $349         $604         $1,334

Objectives, Strategies and Risks

International Bond Fund

What is the fund's investment objective?

The fund seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities outside the United States.

A high-quality debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

How does the fund pursue its investment objective?

The fund buys high-quality, nondollar-denominated foreign government and foreign corporate debt securities.

The subadvisor selects the fund's investments by using a combination of fundamental research and bond and currency valuation models.

  Economic/Political Fundamentals. The subadvisor evaluates each country's economic climate and political discipline for controlling deficits and inflation.
  Expected Return. Using economic forecasts, the subadvisor projects the expected return for each country.
  Relative Value. By contrasting expected risks and returns for investments in each country, the subadvisor selects those countries expected to produce the best return at reasonable risk.

Generally, the fund will only purchase bonds denominated in foreign currencies. Because the fund is designed for U.S. investors seeking currency and interest rate diversification, the fund limits its use of hedging strategies that may minimize the effect of currency fluctuations. The fund may hedge up to 25% of its total assets into U.S. dollars when the subadvisor considers the dollar to be attractive relative to foreign currencies.

The weighted average maturity of the fund is expected to be between two and 10 years.

Additional information about the fund's investments is available in its annual and semi annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

What are the principal risks of investing in the fund?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for International Bond is higher than for funds that have shorter weighted average maturities, such as short-term and limited-term funds.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks are summarized below.

  Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.
  Political and Economic Risk. The fund invests primarily in foreign debt securities, which are generally riskier than U.S. debt securities. As a result the fund is subject to political and economic risk, meaning that political events (civil unrest, national elections, imposition of exchange controls), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.
  Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.
  Availability of Information. Generally, foreign companies are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

Basics of Fixed-Income Investing

Debt Securities

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and debentures are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by determining which securities help a fund meet its maturity requirements identifying securities that satisfy a fund's credit quality standards evaluating the current economic conditions and assessing the risk of inflation evaluating special features of the securities that may make them more or less attractive

[GRAPHIC OMITTED: POINTING FINGER] The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

Weighted average maturity is a tool that the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           Amount of        Percent of  Remaining     Weighted
                           Security Owned   Portfolio   Maturity      Maturity
--------------------------------------------------------------------------------
Debt Security A            $100,000         25%         1,000 days    250 days
--------------------------------------------------------------------------------
Debt Security B            $300,000         75%         10,000 days   7,500 days
--------------------------------------------------------------------------------
Weighted Average Maturity                                             7,750 days

Types of Risk

The basic types of risk that the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance. This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

When interest rates change, longer maturity bonds generally experience a greater change in price. The following table shows the likely effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity    Current Price    Price After 1% Increase   Change in Price
--------------------------------------------------------------------------------
1 year                $100.00          $99.06                     -0.94%
--------------------------------------------------------------------------------
3 years               $100.00          $97.38                     -2.62%
--------------------------------------------------------------------------------
10 years              $100.00          $93.20                     -6.80%
--------------------------------------------------------------------------------
30 years              $100.00          $88.69                    -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the fund offered by this Prospectus.

--------------------------------------------------------------------------------
     INVESTMENT GRADE                             NON-INVESTMENT GRADE
--------------------------------------------------------------------------------
         A-1            A-2              A-3
         P-1            P-2              P-2
       MIG-1          MIG-2            MIG-3
        SP-1           SP-2             SP-3
--------------------------------------------------------------------------------
AAA       AA     A      BBB               BB    B     CCC    CC      C       D
--------------------------------------------------------------------------------
International
Bond
--------------------------------------------------------------------------------

Securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade. Although they are considered investment grade, an investment in these securities still involves some credit risk because a AAA rating is not a guarantee of payment. For a complete description of the ratings system and an explanation of certain exceptions to the guidelines reflected in the chart, see the Statement of Additional Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

[GRAPHIC OMITTED: POINTING FINGER] Credit quality may be lower when the issuer has any of the following a high debt level
  a short operating history
  a senior level of debt
  a difficult, competitive environment
  a less stable cash flow

[GRAPHIC OMITTED: POINTING FINGER] The Statement of Additional Information provides a detailed description of these securities' ratings.

Management

Who manages the fund?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

The Board of Trustees

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.58% of the average net assets of the Advisor Class shares of the fund. The rate of the management fee for a fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Fund to the Advisor as a Percentage
of Average Net Assets for the Most Recent Fiscal Year Ended December 31, 1999
-----------------------------------------------------------------------------
International Bond                                                       0.58%

The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The advisor and the Board of Trustees have hired and supervise J.P. Morgan Investment Management Inc. (JPMIM), a subadvisor, to make investment decisions for the fund.

The portfolio manager who leads the team is identified below:

David M. Gibbon

Mr. Gibbon, Vice President and Fixed-Income Portfolio Manager, has been a member of the team that manages International Bond since December 1998. He joined JPMIM, New York in 1992 and has worked in London since 1997. He has a bachelor's degree in physics from Princeton University. He is a Chartered Financial Analyst.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

Investing with American Century

Eligibility for Advisor Class Shares

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative and distribution services.

Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include minimum investment requirements
  exchange policies
  fund choices
  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund shares transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized these intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[GRAPHIC OMITTED: POINTING FINGER] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Share Price and Distributions

Share Price

The net asset value, or NAV, of a fund is the price of the fund's shares.

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized on the sale of investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

[GRAPHIC OMITTED: POINTING FINGER] Distributions discussed in this Prospectus mean income and realized securities gain distributions. The fund does not expect to make return of capital distributions.

The fund pays distributions from net income quarterly, although it may elect to not pay a distribution in a given quarter. The fund may decide not to pay a distribution if, for example, net currency losses exceed net investment income. The fund generally pays distributions of capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

[GRAPHIC OMITTED: POINTING FINGER] Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution        Tax Rate for 15% Bracket        Tax Rate for 28% Bracket or Above
---------------------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate            Ordinary income rate
---------------------------------------------------------------------------------------------
Long-term capital gains     10%                             20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions—including exchanges to other American Century funds—are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

Multiple Class Information

American Century offers two classes of the fund: Investor Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions, or 12b-1 fees. The other class has different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-2021 for Investor Class shares. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class Structure - Master Distribution and Shareholder Services Plan in the Statement of Additional Information.

Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

  share price at the beginning of the period
  investment income and capital gains or losses
  distributions of income and capital gains paid to investors share price at the end of the period

The table also includes some key statistics for the period as appropriate

Total Return - the overall percentage of return of the fund, assuming the reinvestment of all distributions

Expense Ratio - the operating expenses as a percentage of average net assets

Net Income Ratio - the net investment income as a percentage of average net assets

Portfolio Turnover - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1999 and 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the fund's annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.

International Bond Fund

Advisor Class

For a Share Outstanding Throughout the Year Ended December 31 (except as noted)

Per-Share Data

                                                                            1999             1998(1)
=========================================================================================================
Net Asset Value, Beginning of Period                                      $  12.44          $  12.50
                                                                      -----------------------------------
Income From Investment Operations
  Net Investment Income(2)                                                    0.45              0.08
  Net Realized and Unrealized Gain (Loss) on Investment Transactions         (1.74)             0.19
                                                                      -----------------------------------
  Total From Investment Operations                                           (1.29)             0.27
                                                                      -----------------------------------
Distributions
  From Net Investment Income                                                 (0.43)            (0.17)
  From Net Realized Gains on Investment Transactions                            --             (0.16)
  In Excess of Net Realized Gains on Investments                             (0.20)               --
                                                                      -----------------------------------
  Total Distributions                                                        (0.63)            (0.33)
                                                                      -----------------------------------
Net Asset Value, End of Period                                            $  10.52          $  12.44
                                                                      ===================================
  Total Return(3)                                                           (10.61)%            2.12%

Ratios/Supplemental Data

                                                                              1999              1998(1)
=========================================================================================================
Ratio of Operating Expenses to Average Net Assets                             1.10%             1.08%(4)
Ratio of Net Investment Income to Average Net Assets                          3.02%             3.71%(4)
Portfolio Turnover Rate                                                        239%              322%
Net Assets, End of Period (in thousands)                                  $    727          $     34
  October 27, 1998 (commencement of sale) through December 31, 1998.
  Calculated using average shares outstanding throughout the period.
  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
  Annualized.

Performance Information of Other Class

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

  share price at the beginning of the period
  investment income and capital gains or losses
  distributions of income and capital gains paid to investors share price at the end of the period

The table also includes some key statistics for the period as appropriate

  Total Return - the overall percentage of return of the fund, assuming the reinvestment of all distributions
  Expense Ratio - the operating expenses as a percentage of average net assets
  Net Income Ratio - the net investment income as a percentage of average net assets
  Portfolio Turnover - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1999, 1998 and 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the fund's annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.

International Bond Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                                          1999          1998          1997        1996        1995
=====================================================================================================================
Net Asset Value, Beginning of Period                  $  12.44      $  10.92      $  11.79    $  11.95    $  10.36
                                                      ---------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                   0.36(1)       0.47(1)       0.65        0.69        0.61
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                             (1.62)         1.47         (1.34)       0.03        1.88
                                                      ---------------------------------------------------------------
  Total From Investment Operations                       (1.26)         1.94         (0.69)       0.72        2.49
                                                      ---------------------------------------------------------------
Distributions
  From Net Investment Income                             (0.43)        (0.17)        (0.04)      (0.71)      (0.90)
  In Excess of Net Investment Income                        --            --            --       (0.02)         --
  From Net Realized Gains on Investment
  Transactions                                              --         (0.25)        (0.14)      (0.15)         --
  In Excess of Net Realized Gains on
  Investments                                            (0.20)           --            --          --          --
                                                      ---------------------------------------------------------------
  Total Distributions                                    (0.63)        (0.42)        (0.18)      (0.88)      (0.90)
                                                      ---------------------------------------------------------------
Net Asset Value, End of Period                        $  10.55      $  12.44      $  10.92    $  11.79    $  11.95
                                                      ===============================================================
  Total Return(2)                                       (10.36)%       17.87%        (5.88)%      6.38%      24.40%

Ratios/Supplemental Data

                                                          1999          1998          1997        1996        1995
=====================================================================================================================
Ratio of Operating Expenses to Average Net Assets         0.85%         0.84%         0.84%       0.83%       0.82%
Ratio of Net Investment Income to Average Net Assets      3.27%         4.11%         4.82%       5.48%       6.14%
Portfolio Turnover Rate                                    239%          322%          163%        242%        167%
Net Assets, End of Period (in thousands)              $112,968      $157,412      $165,731    $252,456    $252,247
  Calculated using average shares outstanding throughout the period.
  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total return for periods less than one year are not annualized.

Notes

More information about the fund is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-6441

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

1-800-345-2021 or 816-531-5575

0005
SH-PRS-19444

AMERICAN CENTURY statement of additional information International Bond Fund

MAY 1, 2000

American Century
International Bond Fund

This Statement of Additional Information adds to the discussion in the fund's Prospectus, dated May 1, 2000, but is not a Prospectus. The Statement of Additional Information should be read in conjunction with the fund's current Prospectus. If you would like a copy of a Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the fund's annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the fund's annual or semiannual reports by calling 1-800-345-2021.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]

The Fund's History

Fund Investment Guidelines
      Portfolio Composition
      Currency Management

Fund Investments and Risks
       Investment Strategies and Risks
      Investment Policies
      Temporary Defensive Measures
      Portfolio Turnover
      Transactions with Subadvisor Affiliates

Management
      The Board of Trustees
      Officers
      Code of Ethics

The Fund's Principal Shareholders

Service Providers
      Investment Advisor
      Transfer Agent and Administrator
      Distributors

Other Service Providers
      Custodian Banks
      Independent Accountant

Brokerage Allocation

Information about Fund Shares
      Multiple Class Structure
      Buying and Selling Fund Shares
      Valuation of the Fund's Securities

Taxes
      Federal Income Taxes
      State and Local Taxes

How Fund Performance Information is Calculated
      Performance Comparisons
      Permissible Advertising Information
      Multiple Class Performance Advertising

Financial Statements

Explanation of Fixed-Income Securities Ratings

THE FUND'S HISTORY

American Century International Bond Funds is a registered open-end management investment company that was organized as a Massachusetts business trust in 1991 under the name Benham International Funds. In January 1997, it changed its name to American Century International Bond Funds. Throughout this Statement of Additional Information we refer to American Century International Bond Funds as the Trust.

The fund is a separate series of the Trust and operates for many purposes as if it were an independent company.

The fund's ticker symbols and inception dates of each class of the fund are:

Fund                        Class              Ticker Symbol     Inception Date
-------------------------------------------------------------------------------
International Bond Fund     Investor Class     BEGBX             01/07/1992

                            Advisor Class      N/A               10/27/1998
-------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the fund's advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing the fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 5. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussion contained in the Prospectus.

The fund is a nondiversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). This means that the fund may take larger positions in individual issuer's securities; for example, the fund may invest more than 5% of its assets in the securities of a single issuer. This can increase the amount of risk in the portfolio, because it may become concentrated in fewer issuers than diversified funds.

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

PORTFOLIO COMPOSITION

The fund manager intends to keep the fund fully invested in foreign debt securities. Under normal market conditions, the fund will invest at least 65% of its total assets in bonds issued or guaranteed by foreign governments or their agencies and by foreign authorities, provinces and municipalities. The fund may invest up to 35% of its total assets in high-quality (i.e., rated "AA" or higher) foreign corporate debt securities.

The fund's investments may include but shall not be limited to: (1) debt obligations issued or guaranteed by (a) a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions including a foreign state, province or municipality, and (b) supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Community; (2) debt obligations of (a) foreign banks and bank holding companies, and (b) domestic banks and corporations issued in foreign currencies; and (3) foreign corporate debt securities and commercial paper. All of these investments must satisfy the credit quality standards (i.e., "AA" or higher) established by the trustees of the fund.

The fund's credit quality requirements effectively limit the countries in which the fund may invest. As of the date of this Prospectus, the fund expects to invest in the securities of issuers located in and governments of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Japan, Liechtenstein, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan and United Kingdom. To limit the possibility that the fund will become unduly concentrated in Japan, the fund currently limits its investment in issuers located in Japan to no more than 15% of total assets.

For an explanation of the securities ratings referred to in the Prospectus and this Statement of Additional Information, see Performance Comparisons on page 34.

CURRENCY MANAGEMENT

The rate of exchange between U.S. dollars and foreign currencies fluctuates, which results in gains and losses to the fund. Even if the fund's foreign security holdings perform well, an increase in the value of the dollar relative to the currencies in which portfolio securities are denominated can offset net investment income.

Because the fund is designed for U.S. investors seeking currency and interest rate diversification, the subadvisor limits its use of hedging strategies intended to minimize the effect of currency fluctuations. Although hedging strategies (if they are successful) reduce exchange rate risk, they also reduce the potential for share price appreciation when foreign currencies increase in value relative to the U.S. dollar.

When the subadvisor considers the U.S. dollar to be attractive relative to foreign currencies, as much as 25% of the fund's total assets may be hedged into dollars. For temporary defensive purposes and under extraordinary circumstances (such as significant political events), more than 25% of the fund's total assets may be hedged in this manner.

In managing the fund's currency exposure, the subadvisor will buy and sell foreign currencies regularly, either in the spot (i.e., cash) market or the forward market. Forward foreign currency exchange contracts (forward contracts) are individually negotiated and privately traded between currency traders (usually large commercial banks) and their customers. In most cases, no deposit requirements exist, and these contracts are traded at a net price without commission. Forward contracts involve an obligation to purchase or sell a specific currency at an agreed-upon price on a future date. Most contracts expire in less than one year. The fund also may use futures and options for currency management purposes. For more information on futures and options, please see Futures and Options on page 8.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes the various investment vehicles and techniques that the fund managers can use in managing the fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to the fund's overall risk profile.

U.S. Government Securities

U.S. government securities include bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government.

Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

Repurchase Agreements

The fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Trustees.

The fund will not invest more than 15% of its assets in illiquid securities, including repurchase agreements maturing in more than seven days.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's total net assets valued at market except through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or by engaging in repurchase agreements with respect to portfolio securities.

Foreign Currency Exchange Transactions

The fund expects to exchange dollars for the fund's underlying currencies, and vice versa, in the normal course of managing the fund's underlying investments. J.P. Morgan Investment Management Inc. (JPMIM), the fund's subadvisor, does not expect that the fund will hold currency that is not earning income on a regular basis, although the fund may do so temporarily when suitable investments are not available. The fund may exchange currencies on a spot basis (i.e., for prompt delivery and settlement), or by entering into forward currency exchange contracts (also called forward contracts) or other contracts to purchase and sell currencies for settlement at a future date. The fund will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion; in addition, they also realize a profit based on the difference (i.e., the spread) between the prices at which they buy and sell various currencies in the spot and forward markets. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, and repurchase it at a lesser rate should the fund desire to resell the currency to the dealer.

Forward contracts are agreements to exchange a specific amount of one currency for a specified amount of another at a future date. The date may be any agreed fixed number of days in the future. The amount of currency to be exchanged, the price at which the exchange will take place, and the date of the exchange are negotiated when the fund enters into the contract and are fixed for the term of the contract. Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. However, the fund may enter into forward contracts with deposit requirements or commissions.

At the maturity of a forward contract, the fund may complete the contract by paying for and receiving the underlying currency, or may seek to roll forward its contractual obligation by entering into an offsetting transaction with the same currency trader and paying or receiving the difference between the contractual exchange rate and the current exchange rate. The fund also may be able to enter into an offsetting contract prior to the maturity of the underlying contract. This practice is sometimes referred to as "cross hedging" and may be employed if, for example, JPMIM believes that one foreign currency (in which a portion of the fund's foreign currency holdings are denominated) will change in value relative to the U.S. dollar differently than another foreign currency. There is no assurance that offsetting transactions, or new forward contracts, will always be available to the fund.

Investors should realize that the use of forward contracts does not eliminate fluctuations in the underlying prices of the securities. Such contracts simply establish a rate of exchange that the fund can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the hedged currency when used as a hedge against foreign currency declines, at the same time they tend to limit any potential gain that might result from the change in the value of such currency.

Because investments in, and redemptions from, the fund will be in U.S. dollars, JPMIM expects that the fund's normal investment activity will involve a significant amount of currency exchange. For example, the fund may exchange dollars for its underlying foreign currencies for dollars in order to meet shareholder redemption requests or to pay expenses. These transactions may be executed in the spot or forward markets.

In addition, the fund may combine forward transactions in its underlying currency with investments in U.S. dollar-denominated instruments, in an attempt to construct an investment position whose overall performance will be similar to that of a security denominated in its underlying currency. If the amount of dollars to be exchanged is properly matched with the anticipated value of the dollar-denominated securities, the fund should be able to "lock in" the foreign currency value of the securities, and the fund's overall investment return from the combined position should be similar to the return from purchasing a foreign currency-denominated instrument. This is sometimes referred to as a synthetic investment position or a "position hedge."

The execution of a synthetic investment position may not be successful. It is impossible to forecast with absolute precision what the dollar value of a particular security will be at any given time. If the value of a dollar-denominated security is not exactly matched with the fund's obligation under the forward contract on the contract's maturity date, the fund may be exposed to some risk of loss from fluctuation of the dollar. Although JPMIM will attempt to hold such mismatchings to a minimum, there can be no assurance that JPMIM will be successful in doing so.

When-Issued and Forward Commitment Agreements

The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for the fund's portfolio, or, in some cases, for temporary defensive purposes, the fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
  Commercial Paper;
  Certificates of Deposit and Euro Dollar Certificates of Deposit;
  Bankers' Acceptances;
  Short-term notes, bonds, debentures or other debt instruments; and
  Repurchase agreements.

In addition, each fund may invest part of its total assets in other investment companies including money market funds. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of the fund's total assets in the aggregate. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Other Investment Companies

The fund may invest up to 10% of its total assets in any other mutual fund, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, each fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of the fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:

  protect against a decline in market value of the fund's securities (taking a short futures position), or protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The fund managers may engage in futures and options transactions based on securities indexes that are consistent with the fund's investment objectives. Examples of indices that may be used include the MSCI EAFE Index and MSCI Emerging Markets Free Index. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income producing. Coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments, to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Purchasing Put and Call Options

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund also may terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options

If the fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to exercise the option. When writing an option on a futures contract, the fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. However, if the secondary market is not liquid for a put option the fund has written, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the premium received. If security prices remain the same over time, the writer also would likely profit by being able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions

The fund may purchase and write options in combination with one another, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Over-the-Counter Options

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity also is greater with OTC options because these options generally can be closed out only by negotiation with the other party to the option.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Correlation of Price Changes

Because there are a limited number of types of exchange-traded futures and options contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in futures and options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests (for example, by hedging intermediate-term securities with a futures contract based on an index of long-term bond prices); this involves a risk that the futures position will not track the performance of the fund's other investments.

Options and futures prices can diverge from the prices of their underlying instruments even if the underlying instruments correlate well with the fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures and Options Contracts Relating to Foreign Currencies

The fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. A fund also may purchase and write currency options in connection with currency futures or forward contracts.

Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars.

The uses and risks of currency futures are similar to those of futures relating to securities or indices, as described above. Currency futures values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the fund's investments. A currency hedge, for example, should protect a German-mark-denominated security from a decline in the German mark, but it will not protect the fund against a price decline resulting from a deterioration in the issuer's creditworthiness.

Liquidity of Futures Contracts and Options

There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract was not liquid, because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the fund could be required to continue holding a position until delivery or expiration regardless of changes in its value. Under these circumstances, the fund's access to assets held to cover its future positions also could be impaired.

Futures and options trading on foreign exchanges may not be regulated as effectively as similar transactions in the U.S. and may not involve clearing mechanisms or guarantees similar to those available in the U.S. The value of a futures contract or option traded on a foreign exchange may be adversely affected by the imposition of different exercise and settlement terms, trading procedures, margin requirements and lesser trading volume.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time the fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The fund's fundamental investment restrictions are set forth below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of the fund, as determined in accordance with the Investment Company Act.

Subject                 Policy
================================================================================
Senior Securities       A fund may not issue senior securities, except as
                        permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing               A fund may not borrow money, except for temporary or
                        emergency purposes (not for leveraging or investment) in
                        an amount not exceeding 33 1/3% of the fund's total
                        assets (including the amount borrowed) less liabilities
                        (other than borrowings).
--------------------------------------------------------------------------------
Lending                 A fund may not lend any security or make any other loan
                        if, as a result, more than 33 1/3% of the fund's total
                        assets would be lent to other parties, except, (i)
                        through the purchase of debt securities in accordance
                        with its investment objective, policies and limitations
                        or (ii) by engaging in repurchase agreements with
                        respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate             A fund may not purchase or sell real estate unless
                        acquired as a result of ownership of securities or other
                        instruments. This policy shall not prevent a fund from
                        investing in securities or other instruments backed by
                        real estate or securities of companies that deal in real
                        estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration           A fund may not concentrate its investments in securities
                        of issuers in a particular industry (other than
                        securities issued or guaranteed by the U.S. government
                        or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting            A fund may not act as an underwriter of securities
                        issued by others, except to the extent that the fund may
                        be considered an underwriter within the meaning of the
                        Securities Act of 1933 in the disposition of restricted
                        securities.
--------------------------------------------------------------------------------
Commodities             A fund may not purchase or sell physical commodities
                        unless acquired as a result of ownership of securities
                        or other instruments provided that this limitation
                        shall not prohibit the fund from purchasing or selling
                        options and futures contracts or from investing in
                        securities or other instruments backed by physical
                        commodities.
--------------------------------------------------------------------------------
Control                 A fund may not invest for purposes of exercising control
                        over management.
================================================================================

For purposes of the investment restrictions relating to lending and borrowing, the fund has received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the fund may borrow money from or lend money to other funds, advised by ACIM, that permit such transactions. All such transactions will be subject to the limits set above for borrowing and lending. The fund will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, the fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the fund is subject to the following investment restrictions that are not fundamental and may be changed by the Board of Trustees.

Subject                 Policy
================================================================================
Leveraging              A fund may not purchase additional investment securities
                        at any time during which outstanding borrowings exceed
                        5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity               A fund may not purchase any security or enter into a
                        repurchase agreement if, as a result, more than 15% of
                        its net assets would be invested in repurchase
                        agreements not entitling the holder to payment of
                        principal and interest within seven days and in
                        securities that are illiquid by virtue of legal or
                        contractual restrictions on resale or the absence of a
                        readily available market.
--------------------------------------------------------------------------------
Short Sales             The fund may not sell securities short, unless it owns
                        or has the right to obtain securities equivalent in kind
                        and amount to the securities sold short, and provided
                        that transactions in futures contracts and options are
                        not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin                  The fund may not purchase securities on margin, except
                        that the fund may obtain such short-term credits as are
                        necessary for the clearance of transactions, and
                        provided that margin payments in connection with futures
                        contracts and options on futures contracts shall not
                        constitute purchasing securities on margin.
--------------------------------------------------------------------------------
Futures and Options     A fund may enter into futures contracts and write and
                        buy put and call options relating to futures contracts.
                        A fund may not, however, enter into leveraged futures
                        transactions if it would be possible for the fund to
                        lose more money than it invested.
--------------------------------------------------------------------------------
Issuers with Limited    A fund may invest a portion of its assets in the
Operating Histories     securities of issuers with limited operating histories.
                        An issuer is considered to have a limited operating
                        history if that issuer has a record of less than three
                        years of continuous operation. Periods of capital
                        formation, incubation, consolidations, and research and
                        development may be considered in determining whether a
                        particular issuer has a record of three years of
                        continuous operation.
================================================================================

The Investment Company Act imposes certain additional restrictions upon acquisition by the fund of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the fund or its investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

  interest-bearing bank accounts or Certificates of Deposit
  U.S. government securities and repurchase agreements collateralized by U.S. government securities money market funds

PORTFOLIO TURNOVER

The portfolio turnover rates of the fund are shown in the Financial Highlights table in the Prospectuses.

The fund managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.

The fund managers intend to purchase a given security whenever they believe it may contribute to the stated objective of the fund. In order to achieve the fund's investment objective, the fund managers may sell a given security, no matter how long or how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons. Under normal conditions, the fund's annual portfolio turnover rates may exceed 150%.

Because investment decisions are based on the anticipated contribution of the security in question to the fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve those objectives. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

TRANSACTIONS WITH SUBADVISOR AFFILIATES

As described in further detail under the section titled Management, J.P. Morgan Investment Management, Inc. (JPMIM) is subadvisor to the fund pursuant to an agreement with American Century Investment Management, Inc.

JPMIM, Morgan Guaranty Trust Company of New York (Morgan Guaranty), J.P. Morgan Securities Inc., and J.P. Morgan Securities Limited are wholly owned subsidiaries of J.P. Morgan & Co. Incorporated, hereafter referred to collectively as Morgan affiliates.

J.P. Morgan Securities Inc. is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers. It is active as a dealer in U.S. government securities and an underwriter of and dealer in U.S. government agency securities and money market instruments.

J.P. Morgan Securities Limited underwrites, distributes, and trades international securities, including Eurobonds, commercial paper, and foreign government bonds. J.P. Morgan & Co. Incorporated issues commercial paper and long-term debt securities. Morgan Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances.

To the extent that the fund invests a portion of its assets in such obligations, it will not invest in securities issued or created by Morgan affiliates.

Certain activities of Morgan affiliates may affect the fund's portfolio or the markets for securities in which the fund invests. In particular, activities of Morgan affiliates may affect the prices of securities held by the fund and the supply of issues available for purchase by the fund. Where a Morgan affiliate holds a large portion of a given issue, the price at which that issue is traded may influence the price of similar securities the fund holds or is considering purchasing.

The fund will not purchase securities directly from Morgan affiliates, and the size of Morgan affiliates' holdings may limit the selection of available securities in a particular maturity, yield, or price range. The fund will not execute any transactions with Morgan affiliates and will use only unaffiliated broker-dealers. In addition, the fund will not purchase any securities of U.S. government agencies during the existence of an underwriting or selling group of which a Morgan affiliate is a member, except to the extent permitted by law.

The fund's ability to engage in transactions with Morgan affiliates is restricted by the SEC and the Federal Reserve Board. In JPMIM's opinion, these limitations should not significantly impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is disadvantaged by these limitations compared to other funds with similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the fund, JPMIM will not discuss its investment decisions or positions with the personnel of any Morgan affiliate. JPMIM has informed the fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

The commercial banking divisions of Morgan Guaranty and its affiliates may have deposit, loan, and other commercial banking relationships with issuers of securities the fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities purchased by the fund. Except as may be permitted by applicable law, the fund will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the fund to make investments for the direct purpose of benefitting other commercial interests of Morgan affiliates at the fund's expense.

MANAGEMENT

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired the advisor to do so. Two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund; the advisor, American Century Investment Management, Inc. (ACIM); the fund's agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries (including ACIM and ACSC); the fund's distribution agent and co-administrator, Funds Distributor, Inc. (FDI); the fund's other distribution agent, American Century Investment Services, Inc. (ACIS); or other funds advised by the advisor. Each trustee listed below serves as a trustee of six other registered investment companies in the American Century family of funds, which are also advised by the advisor.

Name (Age)                   Position(s) Held
Address                      With Funds        Principal Occupation(s) During Past Five Years
==========================================================================================================
Albert A. Eisenstat (69)     Director          Independent Director, Commercial Metals Co.
1665 Charleston Road                           (1982 to present)
Mountain View, CA 94043                        Independent Director, Sungard Data Systems
                                               (1991 to present)
                                               Independent Director, Business Objects S/A
                                               (software & programming, 1994 to present)
                                               General Partner, Discovery Ventures (venture capital
                                               firm, 1996 to 1998)
----------------------------------------------------------------------------------------------------------
Ronald J. Gilson (53)        Director          Charles J. Meyers Professor of Law and Business,
1665 Charleston Road                           Stanford Law School (1979 to present)
Mountain View, CA 94043                        Mark and Eva Stern Professor of Law and Business,
                                               Columbia University School of Law (1992 to present)
                                               Counsel, Marron, Reid & Sheehy (a San Francisco law
                                               firm, 1984 to present)
----------------------------------------------------------------------------------------------------------
William M. Lyons* (44)       Director          President, Chief Operating Officer and Assistant
4500 Main Street                               Secretary, ACC;
Kansas City, MO 64111                          Executive Vice President, Chief Operating Officer, ACIM,
                                               ACSC, ACIS and 14 other ACC subsidiaries
                                               Director, ACIM, ACSC, ACIS and 14 other ACC subsidiaries
                                               Secretary, ACIM, ACSC, ACIS and five other ACC subsidiaries
----------------------------------------------------------------------------------------------------------
Myron S. Scholes (58)        Director          Partner, Oak Hill Capital Management
1665 Charleston Road                           (1999 to present)
Mountain View, CA 94043                        Principal, Long-Term Capital Management
                                               (investment advisor, 1993 to January 1999)
                                               Frank E. Buck Professor of Finance, Stanford Graduate
                                               School of Business (1981 to present)
                                               Director, Dimensional Fund Advisors
                                               (investment advisor, 1982 to present)
                                               Director, Smith Breeden Family of Funds (1992 to present)
----------------------------------------------------------------------------------------------------------
Kenneth E. Scott (71)        Director          Ralph M. Parsons Professor of Law and Business,
1665 Charleston Road                           Stanford Law School (1972 to present)
Mountain View, CA 94043                        Director, RCM Capital Funds, Inc. (1994 to present)
----------------------------------------------------------------------------------------------------------
Isaac Stein (52)             Director          Director, Raychem Corporation
1665 Charleston Road                           (electrical equipment, 1993 to present)
Mountain View, CA 94043                        President, Waverley Associates, Inc.
                                               (private investment firm, 1983 to present)
                                               Director, ALZA Corporation
                                               (pharmaceuticals, 1987 to present).
                                               Trustee, Stanford University (1994 to present)
                                               Chairman, Stanford Health Services (1994 to present)
----------------------------------------------------------------------------------------------------------
James E. Stowers III* (41)   Director,         Chief Executive Officer and Director, ACC
4500 Main Street             Chairman of       Chief Executive Officer, ACIM, ACSC, ACIS and six
Kansas City, MO 64111        the Board         other ACC subsidiaries
                                               Director, ACIM, ACSC, ACIS and 11 other ACC subsidiaries
----------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers (53)       Director          Director, Indus International (software solutions,
1665 Charleston Road                           January 1999 to present)
Mountain View, CA 94043                        Director and Partner, Windy Hill Productions, LP
                                               (educational software, 1994 to 1998)
                                               Director, Quintus Corporation (automation solutions,
                                               1995 to present)
==========================================================================================================

Committees

The Board has four committees to oversee specific functions of the fund's operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

Committee     Members               Function of Committee
==================================================================================================
Audit         Kenneth E. Scott      The Audit Committee selects and oversees the activities
              Albert A. Eisenstat   of the corporation's independent auditor. The Committee
              Jeanne D. Wohlers     receives reports from the advisor's Internal Audit
                                    Department, which is accountable solely to the
                                    committee. The committee also receives reporting
                                    about compliance matters affecting the corporation.
--------------------------------------------------------------------------------------------------
Nominating    Kenneth E. Scott      The Nominating Committee primarily considers and
              Ronald J. Gilson      recommends individuals for nomination as directors. The
              Myron S. Scholes      names of potential director candidates are drawn from a
              Albert A. Eisenstat   number of sources, including recommendations from
              Isaac Stein           members of the Board, management and shareholders.
              Jeanne D. Wohlers     This committee also reviews and makes recommendations
                                    to the Board with respect to the composition of Board
                                    committees and other Board-related matters, including
                                    its organization, size, composition, responsibilities,
                                    functions and compensation.
--------------------------------------------------------------------------------------------------
Portfolio     Myron S. Scholes      The Portfolio Committee reviews quarterly the investment
              Ronald J. Gilson      activities and strategies used to manage fund assets. The
              Isaac Stein           Committee regularly receives reports from portfolio
                                    managers, credit analysts and other investment personnel
                                    concerning the funds' investments.
--------------------------------------------------------------------------------------------------
Quality of    Isaac Stein           The Quality of Service Committee reviews the level and
Service       Ronald J. Gilson      quality of transfer agent and administrative services
              William M. Lyons      provided to the funds and their shareholders. It receives
              Myron S. Scholes      and reviews reports comparing those services to fund
                                    competitors' services and seeks to improve such services where feasible and appropriate.
==================================================================================================

Compensation of Trustees

The trustees also serve as trustees for six American Century investment companies other than the Trust. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all seven such companies based on a schedule that takes into account the number of meetings attended and the assets of the fund for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the Trust for the periods indicated by the seven investment companies served by this Board to each trustee who is not an interested person as defined in the Investment Company Act.

Aggregate Trustee Compensation for Fiscal Year Ended December 31, 1999
============================================================================================
                                                                 Total Compensation from the
                                     Total Compensation from     American Century
Name of Trustee                      the Fund(1)                 Family of Funds(2)
--------------------------------------------------------------------------------------------
Albert A. Eisenstat                  $4,073                      $74,500

Ronald J. Gilson                     $4,123                      $82,500

Myron S. Scholes                     $4,070                      $73,750

Kenneth E. Scott                     $4,124                      $82,250

Isaac Stein                          $4,111                      $80,250

Jeanne D. Wohlers                    $4,102                      $78,750
============================================================================================
  Includes compensation paid to the trustees during the fiscal year ended December 31, 1999, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $4,073; Mr. Gilson, $4,123; Mr. Scholes, $4,070 and Mr. Scott, $2,062.
  Includes compensation paid by the seven investment company members of the American Century family of funds served by this Board.

The fund has adopted the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the fund.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the fund has no obligation to segregate assets to secure or fund the deferred fees. To date, the fund has voluntarily funded its obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the fund. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended December 31, 1999.

OFFICERS

Background information about the officers of the fund is provided in the table below. All persons named as officers of the fund also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the fund are listed; only those officers with policy-making functions for the fund are listed. No officer is compensated for his or her service as an officer of the fund. The individuals listed in the following table are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund; ACC, ACC's subsidiaries (including ACIM and ACSC), or the fund's distributors (FDI and ACIS), as specified in the table.

Name (Age)                    Position(s)
Address                       Held With Funds         Principal Occupation(s) During Past Five Years
=============================================================================================================
George A. Rio (45)            President               Executive Vice President and Director of
60 State Street, Suite 1300                           Client Services, FDI (March 1998 to present)
Boston, MA 02109                                      Senior Vice President and Senior Key
                                                      Account Manager, Putnam Mutual Funds
                                                      (June 1995 to March 1998).
                                                      Director Business Development, First Data
                                                      Corporation (May 1994 to June 1995)
-------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (35)    Vice President          Vice President and Associate General Counsel,
60 State Street, Suite 1300                           FDI (July 1996 to present)
Boston, MA 02109                                      Assistant Counsel, Forum Financial Group
                                                      (April 1994 to July 1996)
-------------------------------------------------------------------------------------------------------------
Mary A. Nelson (36)           Vice President          Vice President and Manager of Treasury Services
60 State Street, Suite 1300                           and Administration, FDI (1994 to present)
Boston, MA 02109                                      Assistant Vice President and Client Manager,
                                                      The Boston Company, Inc. (1989 to 1994)
-------------------------------------------------------------------------------------------------------------
David C. Tucker (41)          Vice President          Senior Vice President, ACSC, ACIM, ACIS and three other
4500 Main Street                                      ACC subsidiaries (June 1998 to present)
Kansas City, MO 64111                                 General Counsel, ACC and nine ACC subsidiaries
                                                      (June 1998 to present)
                                                      Vice President and Secretary, American Century
                                                      Ventures, Inc. (December 1999 to present)
                                                      Consultant to mutual fund industry
                                                      (May 1997 to April 1998)
                                                      Vice President and General Counsel,
                                                      Janus Companies (1990 to May 1997).
-------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)     Vice President          Senior Vice President, ACSC
4500 Main Street              and Treasurer
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------------------
Paul Carrigan, Jr. (50)       Secretary               Secretary, ACC (February 1998 to present)
4500 Main Street                                      Director of Legal Operations (February 1996 to present)
Kansas City, MO 64111                                 Board Communications Manager, The Benham Company
                                                      (April 1994 to January 1996)
-------------------------------------------------------------------------------------------------------------
C. Jean Wade (36)             Controller              Vice President, ACSC (February 2000 to present)
4500 Main Street                                      Controller-Fund Accounting, ACSC
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------------------
Jon Zindel (32)               Tax Officer             Vice President of Taxation, ACSC (1996 to present)
4500 Main Street                                      Vice President, ACIM and 15 other ACC subsidiaries
Kansas City, MO 64111                                 (April 1999 present)
                                                      Treasurer, American Century Ventures, Inc.
                                                      (December 1999 to present)
                                                      Tax Manager, Price Waterhouse LLP (1989 to 1996)
=============================================================================================================

CODE OF ETHICS

The fund, its investment advisor and principal underwriters have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. The codes of ethics of the fund, its investment advisor and American Century Investment Services, Inc., one of the fund's principal underwriters, permit access persons (personnel who have access to portfolio transaction information) to invest in securities, including securities that may be purchased or held by the fund, provided that they first obtain approval from their appropriate compliance department before making such investments. The code of ethics of FDI, the fund's other principal underwriter, permits personnel subject to the code to invest in publicly traded securities, without restrictions.

THE FUND'S PRINCIPAL SHAREHOLDERS

As of March 31, 2000 the following companies were the record owners of more than 5% of the fund's outstanding shares of any class of the fund:

Fund                  Shareholder                                 Percentage of Shares Outstanding
==================================================================================================
International Bond    Charles Schwab & Co. Inc.
  Investor            San Francisco, California                   30.9%
--------------------------------------------------------------------------------------------------
International Bond    Donaldson Lufkin Jenrette Securities Corp.
  Advisor             Jersey City, New Jersey                      9.0%
==================================================================================================

The fund is unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of the fund's outstanding shares. As of March 31, 2000 the officers and trustees of the fund, as a group, owned less than 1% of any class of the fund's outstanding shares.

SERVICE PROVIDERS

The fund has no employees. To conduct its day-to-day activities, the fund has hired a number of service providers. Each service provider has a specific function to fill on behalf of the fund and is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. serves as the investment advisor for the fund. A description of the responsibilities of the advisor appears in each Prospectus under the heading Management.

For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). For example, when calculating the fee for a money market fund, all the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the advisor.

The schedules by which the unified management fee is determined are shown below. The Investment Category Fees are determined according to the schedule below.

Investment Category Fee Schedule for International Bond

===============================================================================
Category Assets                                                        Fee Rate
-------------------------------------------------------------------------------
First $1 billion                                                       0.6100%
Next $1 billion                                                        0.5580%
Next $3 billion                                                        0.5280%
Next $5 billion                                                        0.5080%
Next $15 billion                                                       0.4950%
Next $25 billion                                                       0.4930%
Thereafter                                                             0.4925%
===============================================================================

The Complex Fee is determined according to the schedule below.

Complex Fee Schedule

===============================================================================
                                   Fee Rate                       Fee Rate
Complex Assets                     Investor Class                 Advisor Class
-------------------------------------------------------------------------------
First $2.5 billion                 0.3100%                        0.0600%
Next $7.5 billion                  0.3000%                        0.0500%
Next $15 billion                   0.2985%                        0.0485%
Next $25 billion                   0.2970%                        0.0470%
Next $50 billion                   0.2960%                        0.0460%
Next $100 billion                  0.2950%                        0.0450%
Next $100 billion                  0.2940%                        0.0440%
Next $200 billion                  0.2930%                        0.0430%
Next $250 billion                  0.2920%                        0.0420%
Next $500 billion                  0.2910%                        0.0410%
Thereafter                         0.2900%                        0.0400%
===============================================================================

On the first business day of each month, the fund pays a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement between the Trust and the advisor, shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by the fund's Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act); and
  by the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty, by the fund's Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the fund and also for other clients advised by the advisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or fund. In addition, purchases or sales of the same security may be made for two or more clients or fund on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The subadvisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the subadvisor believes that such aggregation provides the best execution for the fund. The Trust's Board of Trustees has approved the policy of the advisor and subadvisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The subadvisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The subadvisor receives no additional compensation or remuneration as a result of such aggregation.

Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the fund. Benham Management Corporation was merged into the advisor in late 1997.

Unified management fees incurred by the fund by class for the fiscal periods ended December 31, 1999, 1998 and 1997, are indicated in the following table. Fee amounts are net of amounts reimbursed or recouped under the fund's previous investment advisory agreement with Benham Management Corporation.

Unified Management Fees(1)

================================================================================
Fund                        1999                1998                  1997
--------------------------------------------------------------------------------
International Bond
  Investor                  $1,110,645          $1,263,294            $1,219,730
  Advisor                   $1,966              $61                   0
================================================================================
  Net of reimbursements

The investment management agreement provides that the manager may delegate certain responsibilities under the agreement to a subadvisor. Currently, JPMIM serves as subadvisor to the fund under a subadvisory agreement between the manager and JPMIM dated August 1, 1997, that was approved by shareholders on July 30, 1997. This supersedes subadvisory agreements dated June 1, 1995, December 31, 1991, and June 1, 1994. The subadvisory agreement continues for an initial period of two years and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's trustees, including a majority of those trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the manager, the Board of Trustees, or a majority of the fund's outstanding shares or 12 months' written notice by JPMIM and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the manager.

The subadvisory agreement provides that JPMIM will make investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the manager from time to time. For these services, the manager pays JPMIM a monthly fee at an annual rate of .20% of the fund's average daily net assets up to $200 million; and .15% of average daily net assets over $200 million. Under the 1991 subadvisory agreement, the manager paid JPMIM a monthly fee at an annual rate of .25% of average daily net assets up to $200 million, and .05% of average daily net assets in excess of $200 million, with a minimum annual fee of $250,000.

For the fiscal years ended December 31, 1999, 1998 and 1997, the manager paid JPMIM subadvisory fees as listed in the following table:

JPMIM Subadvisory Fees
=============================================================================
1999                                                                $278,674
1998                                                                $340,185
1997                                                                $315,813
=============================================================================

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the fund and the advisor. The advisor pays ACSC for these services out of its unified management fee.

Prior to August 1, 1997, the fund paid ACSC directly for its services as transfer agent and administrative services agent.

Administrative service and transfer agent fees paid by the fund for the fiscal year ended December 31, 1997, are indicated in the table below. Fee amounts are net of expense limitations.

Administrative Fees

===========================================================================
Fund                                                            Fiscal 1997
---------------------------------------------------------------------------
International Bond                                              $120,327
===========================================================================

Transfer Agent Fees

===========================================================================
Fund                                                            Fiscal 1997
---------------------------------------------------------------------------
International Bond                                              $134,632
===========================================================================

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor, Inc. (FDI) serves as the co-administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the advisor out of its unified fee.

DISTRIBUTORS

The fund's shares are distributed by FDI and ACIS, both registered broker-dealers. FDI is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. and its principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. ACIS is a wholly owned subsidiary of ACC, and is located at 4500 Main Street, Kansas City, Missouri 64111.

The distributors are the principal underwriter of the fund's shares. The distributors make a continuous, best-efforts underwriting of the fund's shares. This means the distributors have no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the fund. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANT

PricewaterhouseCoopers LLP is the independent accountant of the fund. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City, Missouri 64105. As the independent accountant of the fund, PricewaterhouseCoopers LLP provides services including audit of the annual financial statements for the fund,
  assistance and consultation in connection with SEC filings, and review of the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

Under the management agreement between the fund and the advisor, and under the Subadvisory Agreement between the advisor and the subadvisor, the subadvisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The subadvisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The subadvisor may choose to purchase and sell portfolio securities to and from dealers who provide statistical and other information and services, including research, to the fund and to the subadvisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the subadvisor, and the expenses of the subadvisor will not necessarily be reduced as a result of the receipt of such supplemental information.

Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and asked prices). During the fiscal years ended December 31, 1997, 1998, and 1999, the fund did not pay any brokerage commissions.

Information About Fund Shares

The fund is a series of shares issued by the Trust, and shares of the fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure which follows. Additional funds and classes may be added without a shareholder vote.

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion or similar rights.

Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all funds') outstanding shares may be able to elect a Board of Trustees. The Trust understates dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of trustees is determined by the votes received from all the Trust's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each fund or class of shares are held separately by the custodian and the shares of each fund or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each fund or class. Your rights as a shareholder are the same for all series or class of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the fund, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The Trust's Board of Trustees has adopted a multiple class plan (the Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to two classes of shares: an Investor Class and an Advisor Class.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Advisor Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described on next page). The plan has been adopted by the fund's Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the fund's Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan (the Plan).

In adopting the Plan, the Board of Trustees [including a majority of trustees who are not interested persons of the fund (as defined in the Investment Company Act), hereafter referred to as the independent trustees] determined that there was a reasonable likelihood that the Plan would benefit the fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan

As described in the Prospectus, the fund's Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the fund's Board of Trustees has adopted a Master Distribution and Shareholder Services Plan (the Distribution Plan). Pursuant to the Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the fund's Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended December 31, 1999, the aggregate amount of fees paid under the Plan were $1,686.

Payments may be made for a variety of shareholder services, including, but are not limited to,

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the fund as underlying investment media) of shares and placing purchase, exchange and redemption orders with the fund's distributors;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from the fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to the fund as necessary for such subaccounting;

(i) preparing and forwarding shareholder communications from the fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services. Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund. During the fiscal year ended December 31, 1999, the amount of fees paid under the Plan for shareholder services were $843.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to,

(a) the payment of sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements;

(b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the fund's Advisor Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of Distributors;

(d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders;

(e) the preparation, printing and distribution of sales literature and advertising materials provided to the fund's shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) the providing of facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) the providing of other reasonable assistance in connection with the distribution of fund shares;

(k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the Trust and the fund's distributors and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended December 31, 1999, the amount of fees paid under the Plan for distributions services were $843.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the fund's Prospectus and in Your Guide to American Century Services. The Prospectus and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF THE FUND'S SECURITIES

The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

The subadvisor typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

TAXES

FEDERAL INCOME TAX

The fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, the fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If the fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the fund in the manner they were realized by the fund.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days.

Distributions from gains on assets held greater than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain to you with respect to such shares.

Dividends and interest received by the fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect to investments by non-resident investors. The foreign taxes paid by the fund will reduce its dividends.

If more than 50% of the value of the fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If the fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions)to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of the fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund, defer fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were sold), which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for relief from income and excise taxes, respectively. The fund will monitor its transactions and may make such tax elections as fund management deems appropriate with respect to foreign currency, options, futures contracts or forward contracts. The fund's status as a regulated investment company may limit its transactions involving foreign currency, futures, options and forward contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies, certain forward currency contracts, or other instruments, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security, contract, or other instrument is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the fund's investment company taxable income distributed to shareholders as ordinary income.

Earnings derived by the fund from sources outside the U.S. may be subject to non-U.S. withholding and possibly other taxes. Such taxes may be reduced or eliminated under the terms of a U.S. income tax treaty, and the fund intends to undertake any procedural steps required to claim the benefits of such a treaty. With respect to any non-U.S. taxes actually paid by the fund, if more than 50% in value of the fund's total assets at the close of any taxable year consists of securities of foreign corporations, the fund may elect to treat any non-U.S. income and similar taxes it pays as though the taxes were paid by its shareholders.

STATE AND LOCAL TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The fund may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a fund's net investment income by its share price on the last day of the period, according to the following formula:

YIELD = (2 [(a - b + 1)6 - 1])/cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

The following table sets forth yield quotations for the two classes of the fund for the 30-day period ended December 31, 1999 (the last day of the fiscal year pursuant to computation methods prescribed by the SEC).

                         Investor                                  Advisor
Fund                     Class                                     Class
--------------------------------------------------------------------------
International Bond       4.14%                                     3.86%

Total returns quoted in advertising and sales literature reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in a fund's NAV per share during the period.

Total returns quoted in advertising and sales literature reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The following tables set forth the average annual total return for the various classes of the fund for the one-, five- and 10-year periods (or the period since inception) ended December 31, 1999, the last day of the fund's fiscal year.

Average annual total returns for periods of less than one year are calculated by determining the fund's total return for the period, extending that return for a full year (assuming that performance remains constant throughout the year), and quoting the result as an annual return. Because the fund's return may not remain constant over the course of a year, these performance figures should be viewed as strictly hypothetical.

In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

Average Annual Total Returns — Investor Class

================================================================================
Fund                         1 year             5 years             Life of Fund
--------------------------------------------------------------------------------
International Bond(1)        -10.36%            5.64%               6.06%
================================================================================
  Commenced operations on January 7, 1992.

Average Annual Total Returns -- Advisor Class

================================================================================
Fund                         1 year               Life of Fund
--------------------------------------------------------------------------------
International Bond(1)        -10.61%              -7.45%
================================================================================
  Commenced operations on October 27, 1998.

Performance Comparisons

The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

  discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);
  discussions of general economic trends;
  presentations of statistical data to supplement such discussions;
  descriptions of past or anticipated portfolio holdings for the fund;
  descriptions of investment strategies for the fund;
  descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the fund;
  comparisons of investment products (including the fund) with relevant market or industry indices or other appropriate benchmarks;
  discussions of fund rankings or ratings by recognized rating organizations; and
  testimonials describing the experience of persons that have invested in the fund.

The fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the fund.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the fund may issue additional classes of its existing fund or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements of the fund are included in the Annual Report to shareholders for the fiscal year or period ended December 31, 1999. The Annual Report is incorporated herein by reference. You may receive copies of the report without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus and in this Statement of Additional Information, the fund invests in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the Prospectus.

Bond Ratings

================================================================================
S&P      Moody's      Description
--------------------------------------------------------------------------------
AAA      Aaa          These are the highest ratings assigned by S&P and Moody's
                      to a debt obligation and indicates an extremely strong
                      capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA       Aa           Debt rated in this category is considered to have a very
                      strong capacity to pay interest and repay principal and
                      differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A        A            Debt rated A has a strong capacity to pay interest and
                      repay principal although it is somewhat more susceptible
                      to the adverse effects of changes in circumstances and
                      economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB      Baa          Debt rated BBB/Baa is regarded as having an adequate
                      capacity to pay interest and repay principal. Whereas it
                      normally exhibits adequate protection parameters, adverse
                      economic conditions or changing circumstances are more
                      likely to lead to a weakened capacity to pay interest and
                      repay principal for debt in this category than in
                      higher-rated categories.
--------------------------------------------------------------------------------
BB       Ba           Debt rated BB/Ba has less near-term vulnerability to
                      default than other speculative issues. However, it faces
                      major ongoing uncertainties or exposure to adverse
                      business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and
                      principal payments. The BB rating category also is used
                      for debt subordinated to senior debt that is assigned an
                      actual or implied BBB- rating.
--------------------------------------------------------------------------------
B        B            Debt rated B has a greater vulnerability to default but
                      currently has the capacity to meet interest payments and
                      principal repayments. Adverse business, financial or
                      economic conditions will likely impair capacity or
                      willingness to pay interest and repay principal. The B
                      rating category is also used for debt subordinated to
                      senior debt that is assigned an actual or implied BB/Ba or
                      BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC      Caa          Debt rated CCC/Caa has a currently identifiable
                      vulnerability to default and is dependent upon favorable
                      business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the
                      event of adverse business, financial or economic
                      conditions, it is not likely to have the capacity to pay
                      interest and repay principal. The CCC/Caa rating category
                      also is used for debt subordinated to senior debt that is
                      assigned an actual or implied B or B-/B3 rating.
--------------------------------------------------------------------------------
CC       Ca           The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied
                      CCC/Caa rating.
--------------------------------------------------------------------------------
C        C            The rating C typically is applied to debt subordinated to
                      senior debt, which is assigned an actual or implied
                      CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but
                      debt service payments are continued.
--------------------------------------------------------------------------------
CI       -            The rating CI is reserved for income bonds on which no
                      interest is being paid.
--------------------------------------------------------------------------------
D        D            Debt rated D is in payment default. The D rating category
                      is used when interest payments or principal payments are
                      not made on the date due even if the applicable grace
                      period has not expired, unless S&P believes that such
                      payments will be made during such grace period. The D
                      rating also will be used upon the filing of a bankruptcy
                      petition if debt service payments are jeopardized.
================================================================================

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

Commercial Paper Ratings

================================================================================
S&P      Moody's           Description
--------------------------------------------------------------------------------
A-1      Prime-1           This indicates that the degree of safety regarding
         (P-1)             timely payment is strong. Standard & Poor's rates
                           those issues determined to possess extremely strong
                           safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2      Prime-2           Capacity for timely payment on commercial paper is
                           satisfactory, but the relative degree of safety is
                           not as high as for issues designated A-1. Earnings
                           trends and coverage ratios, while sound, will be more
                           subject to variation. Capitalization characteristics,
                           while still appropriated, may be more affected by
                           external conditions. Ample alternate liquidity is
                           maintained.
--------------------------------------------------------------------------------
A-3      Prime-3           Satisfactory capacity for timely repayment. Issues
         (P-3)             that carry this rating are somewhat more vulnerable
                           to the adverse changes in circumstances than
                           obligations carrying the higher designations.
================================================================================

Note Ratings

================================================================================
S&P      Moody's           Description
--------------------------------------------------------------------------------
SP-1     MIG-1;            Notes are of the highest quality enjoying strong
         VMIG-1            protection from established cash flows of funds for
                           their servicing or from established and broad-based
                           access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2     MIG-2;            Notes are of high quality with margins of protection
         VMIG-2            ample, although not so large as in the preceding
                           group.
--------------------------------------------------------------------------------
SP-3     MIG-3;            Notes are of favorable quality with all security
         VMIG-3            elements accounted for, but lacking the undeniable
                           strength of the preceding grades. Market access for
                           refinancing, in particular, is likely to be less well
                           established.
--------------------------------------------------------------------------------
SP-4     MIG-4;            Notes are of adequate quality, carrying specific risk
         VMIG-4            but having protection and not distinctly or
                           predominantly speculative.
================================================================================

More information about the fund is contained in these documents

Annual and Semiannual Reports

These contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the fund, by contacting us at one of the addresses or telephone numbers listed below.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan
  a bank
  a broker-dealer
  an insurance company
  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the fund from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-3706

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

SH-SAI-19445 0005

AMERICAN CENTURY INTERNATIONAL BOND FUNDS

1933 Act Post-Effective Amendment No. 15
1940 Act Amendment No. 16
--------------------------------------------------------------------------------

PART C      OTHER INFORMATION

Item 23     EXHIBITS.

            (a)   Amended and Restated Declaration of Trust of American Century
                  International Bond Funds dated March 1, 1999 (filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  14 on Form N-1A of the Registrant on April 30, 1999, File No.
                  33-43321).

            (b)   Amended and Restated Bylaws dated March 9, 1998 (filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  23 to the Registration Statement of American Century Municipal
                  Trust on March 26, 1998, File 2-91229).

            (c)   Registrant hereby incorporates by reference, as though set forth fully herein, Article III and Article VIII of
                  Registrant's Amended and Restated Declaration of Trust,
                  appearing as Exhibit (a) to Post-Effective Amendment No. 14 on
                  Form N-1A of the Registrant; and Article II, Article VII and
                  Article VIII of Registrant's Amended and Restated Bylaws,
                  appearing as Exhibit (b) to Post-Effective Amendment No. 23 to
                  the Registration Statement on Form N-1A of American Century
                  Municipal Trust, File No. 2-91229.

            (d)   (1)Management Agreement - Investor Class between American
                  Century International Bond Funds and American Century
                  Investment Management, Inc., dated August 1, 1997, (filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  33 on Form N1-A of American Century Government Income Trust on
                  July 31, 1997, File No. 2-99222).

                  (2) Amendment to Management Agreement - Investor Class between
                  American Century International Bond Funds and American Century
                  Investment Management, Inc., dated March 9, 1998 (filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  23 on Form N-1A of American Century Municipal Trust on March
                  26, 1998, File No. 2-91229).

                  (3) Management Agreement - Advisor Class between American
                  Century International Bond Funds and American Century
                  Investment Management, Inc., dated August 1, 1997, (filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  27 on Form N1-A of American Century Target Maturities Trust on
                  August 28, 1997, File No. 2-94608).

                  (4) Amendment to Management Agreement - Advisor Class between
                  American Century International Bond Funds and American Century
                  Investment Management, Inc., dated July 1, 1998 (filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  27 on Form N-1A of American Century Quantitative Equity Funds
                  on April 27, 2000, File No. 33-19589).

            (e)   (1) Distribution Agreement between American Century
                  International Bond Funds and Funds Distributor, Inc., dated
                  January 15, 1998 (filed electronically as an Exhibit to
                  Post-Effective Amendment No. 28 to the Registration Statement
                  of American Century Target Maturities Trust on January 30,
                  1998, File No. 2-94608).

                  (2) Amendment No. 1 to the Distribution Agreement between
                  American Century International Bond Funds and Funds
                  Distributor, Inc., dated June 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the
                  Registration Statement of American Century Capital Portfolios,
                  Inc. on June 26, 1998, File No. 33-64872).

                  (3) Amendment No. 2 to Distribution Agreement between American
                  Century International Bond Funds and Funds Distributor, Inc.,
                  dated December 1, 1998 (filed electronically as an Exhibit to
                  Post-Effective Amendment No. 12 to the Registration Statement
                  of American Century World Mutual Funds, Inc. on November 13,
                  1998, File No. 33-39242).

                  (4) Amendment No. 3 to Distribution Agreement between American
                  Century International Bond Funds and Funds Distributor, Inc.,
                  dated January 29, 1999 (filed electronically as an Exhibit to
                  Post-Effective Amendment No. 24 to the Registration Statement
                  of American Century Variable Portfolios, Inc. on January 15,
                  1999, File No. 33-14567).

                  (5) Amendment No. 4 to the Distribution Agreement between
                  American Century International Bond Funds and Funds
                  Distributor, Inc. dated July 30, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 16 to the
                  Registration Statement of American Century Capital Portfolios,
                  Inc. on July 29, 1999, File No. 33-64872).

                  (6) Amendment No. 5 to the Distribution Agreement between
                  American Century International Bond Funds and Funds
                  Distributor, Inc. (filed electronically as an Exhibit to
                  Post-Effective Amendment No. 87 to the Registration Statement
                  of American Century Mutual Funds, Inc. on November 29, 1999,
                  File No. 2-14213).

                  (7) Distribution Agreement between American Century
                  International Bond Funds and American Century Investment
                  Services, Inc. dated March 13, 2000 (filed electronically as an Exhibit to Post- Effective Amendment No. 17 to the
                  Registration Statement of American Century World Mutual Funds,
                  Inc. on March 30, 2000, File No 33-39242).

            (f)   Not Applicable.

            (g)   (1) Custodian Agreement between American Century International
                  Bond Funds and State Street Bank and Trust Company dated
                  August 10, 1993 (filed electronically as an Exhibit to
                  Post-Effective Amendment No. 7 of the Registrant on April 22,
                  1996, File No. 33-43321).

                  (2) Amendment No. 1 dated December 1, 1994 to the Custodian
                  Agreement between American Century International Bond Funds and State Street Bank and Trust Company dated August 10, 1993
                  (filed electronically as an Exhibit to Post-Effective
                  Amendment No. 7 filed on April 22, 1996, File No. 33-43321.)

                  (3) Amendment No. 2 dated March 4, 1996 to the Custodian
                  Agreement between American Century International Bond Funds and State Street Bank and Trust Company dated August 10, 1993
                  (filed electronically as an Exhibit to Post-Effective
                  Amendment No. 7 filed on April 22, 1996, File No. 33-43321).

                  (4) Master Agreement by and between Twentieth Century
                  Services, Inc. and Commerce Bank, N.A. dated January 22, 1997
                  (filed electronically as a part of Post-Effective Amendment
                  No. 76 to the Registration Statement on Form N-1A of American
                  Century Mutual Funds, Inc. on February 28, 1997, File No.
                  2-14213.

            (h)   (1) Transfer Agency Agreement between American Century
                  International Bond Funds and American Century Services
                  Corporation dated as of August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 33 to the
                  Registration Statement of the American Century Government
                  Income Trust on July 31, 1997, File No. 2-99222).

                  (2) Amendment to Transfer Agency Agreement between American
                  Century International Bond Funds and American Century Services
                  Corporation, dated June 29, 1998 (filed electronically as an
                  Exhibit to Post-Effective Amendment No. 23 to the Registration
                  Statement of American Century Quantitative Equity Funds on
                  June 29, 1998, File No. 33-19589).

                  (3) Credit Agreement between American Century Funds and The
                  Chase Manhattan Bank as Administrative Agent, dated December
                  21, 1999 (filed electronically as part of Post-Effective
                  Amendment No. 29 to the Registration Statement on Form N-1A of
                  American Century California Tax-Free and Municipal Funds on
                  December 29, 1999, File No. 2-82734).

            (i)   Opinion and consent of counsel dated April 30, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No.
                  14 to the Registration Statement on Form N-1A of the
                  Registrant on April 30, 1999, File No. 33-43321).

            (j)   (1) Consent of PricewaterhouseCoopers, LLP, independent
                  auditors, is filed herein as Exhibit EX-99.j1.

                  (2) Power of Attorney dated December 18, 1998 (filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  14 to the Registration Statement on Form N-1A of the
                  Registrant on April 30, 1999, File No. 33-43321).

            (k)   Not applicable.

            (l)   Not applicable.

            (m)   (1) Master Distribution and Shareholder Services Plan of
                  American Century Government Income Trust, American Century
                  International Bond Fund, American Century Target Maturities
                  Trust and American Century Quantitative Equity Funds (Advisor
                  Class) dated August 1, 1997, (filed electronically as an
                  Exhibit Post-Effective Amendment No. 32 to the Registration
                  Statement of American Century Target Maturities Trust on
                  January 31, 2000, File No. 2-94608).

                  (2) Amendment No. 1 to Master Distribution and Shareholder
                  Services Plan of American Century Government Income Trust,
                  American Century International Bond Fund, American Century
                  Target Maturities Trust and American Century Quantitative
                  Equity Funds (Advisor Class) dated June 29, 1998 (filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  32 to the Registration Statement of American Century Target
                  Maturities Trust on January 31, 2000, File No.2-94608).

            (n)   Not applicable.

            (o)   (1) Multiple Class Plan of American Century California
                  Tax-Free and Municipal Funds, American Century Government
                  Income Trust, American Century International Bond Funds,
                  American Century Investment Trust, American Century Municipal
                  Trust, American Century Target Maturities Trust and American
                  Century Quantitative Equity Funds dated August 1, 1997, (filed electronically as an Exhibit to Post-Effective Amendment No.
                  32 to the Registration Statement of American Century Target
                  Maturities Trust on January 31, 2000, File No. 2-94608).

                  (2) Amendment to Multiple Class Plan of American Century
                  California Tax-Free and Municipal Funds, American Century
                  Government Income Trust, American Century International Bond
                  Funds, American Century Investment Trust, American Century
                  Municipal Trust, American Century Target Maturities Trust and
                  American Century Quantitative Equity Funds dated June 29, 1998
                  (filed electronically as an Exhibit to Post-Effective
                  Amendment No. 32 to the Registration Statement of American
                  Century Target Maturities Trust on January 31, 2000, File No.
                  2-94608).

            (p)   (1) American Century Investments Code of Ethics (filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  16 to the Registration Statement on Form N-1A of American
                  Century World Mutual Funds, Inc. on March 10, 2000, File No.
                  33-39242).

                  (2) Funds Distributor, Inc. Code of Ethics (filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  16 to the Registration Statement on Form N-1A of American
                  Century World Mutual Funds, Inc. on March 10, 2000, File No.
                  33-39242).

Item 24.    Persons Controlled by or Under Common Control with Registrant.

      Not Applicable.

Item 25.    Indemnification.

      As stated in Article VII, Section 3 of the Amended and Restated
      Declaration of Trust, incorporated herein by reference to Exhibit (a)to the Registration Statement,

      "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a
      Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

      Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Bylaws, amended on March 9, 1998
      (filed electronically as Exhibit (b) of Post-Effective Amendment No. 23 to
      the Registration Statement of American Century Municipal Trust on March
      26, 1998, File No. 2-91229).

Item 26.    Business and other Connections of Investment Advisor.

      None

Item 27.    Principal Underwriters.

            I.    (a) Funds Distributor, Inc. (FDI) acts as principal
                  underwriter for the following investment companies.

            American Century California Tax-Free and Municipal Funds American
            Century Capital Portfolios, Inc. American Century Government Income
            Trust American Century International Bond Funds American Century
            Investment Trust American Century Municipal Trust American Century
            Mutual Funds, Inc.
            American Century Premium Reserves, Inc.
            American Century Quantitative Equity Funds
            American Century Strategic Asset Allocations, Inc.
            American Century Target Maturities Trust
            American Century Variable Portfolios, Inc.
            American Century World Mutual Funds, Inc.
            The Brinson Funds
            CDC MPT+ Funds
            Dresdner RCM Capital Funds, Inc.
            Dresdner RCM Global Funds, Inc.
            Dresdner RCM Investment Funds, Inc.
            J.P. Morgan Institutional Funds
            J.P. Morgan Funds
            JPM Series Trust
            JPM Series Trust II
            LaSalle Partners Funds, Inc.
            Merrimac Series
            Monetta Fund, Inc.
            Monetta Trust
            The Montgomery Funds I
            The Montgomery Funds II
            The Munder Framlington Funds Trust
            The Munder Funds Trust
            The Munder Funds, Inc.
            National Investors Cash Management Fund, Inc.
            Nomura Pacific Basin Fund, Inc.
            Orbitex Group of Funds
            The Saratoga Advantage Trust
            SG Cowen Funds, Inc.
            SG Cowen Income + Growth Fund, Inc.
            SG Cowen Standby Reserve Fund, Inc.
            SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
            SG Cowen Series Funds, Inc.
            The Skyline Funds
            SoGen Funds, Inc.
            SoGen Variable Funds, Inc.
            St. Clair Funds, Inc.
            TD Waterhouse Family of Funds, Inc.
            TD Waterhouse Trust
            WEBS Index Fund, Inc.

            FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of
            Securities Dealers. FDI is located at 60 State Street, Suite 1300,
            Boston, Massachusetts 02109. FDI is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

            (b)   The following is a list of the executive officers, directors and partners of FDI:

Name and Principal      Positions and Offices            Positions and Offices
Business Address*       with Underwriter                 with Registrant
--------------------------------------------------------------------------------

Marie E. Connolly       Director, President and Chief    none
                        Executive Officer

George A. Rio           Executive Vice President         President, Principal
                                                         Executive and Principal
                                                         Financial Officer

Donald R. Roberson      Executive Vice President         none

William S. Nichols      Executive Vice President         none

Margaret W. Chambers    Senior Vice President,           none
                        General Counsel, Chief
                        Compliance Officer,
                        Secretary and Clerk

Joseph F. Tower, III    Director, Senior Vice            none
                        President and Treasurer

Paula R. David          Senior Vice President            none

Gary S. MacDonald       Senior Vice President            none

Judith K. Benson        Senior Vice President            none

William J. Nutt         Chairman and Director            none

William J. Stetter      Vice President and               none
                        Chief Financial Officer
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

            (c)   Not applicable.

            II. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds American Century
Capital Portfolios, Inc. American Century Government Income Trust American
Century International Bond Funds American Century Investment Trust American
Century Municipal Trust American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

            ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

            (b)   The following is a list of the executive officers and partners of ACIS:

Name and Principal         Positions and Offices           Positions and Offices
Business Address*          with Underwriter                with Registrant
--------------------------------------------------------------------------------
W. Gordon Snyder           President                       none

James E. Stowers III       Chief Executive Officer         Chairman and
                           and Director                    Trustee

William M. Lyons           Chief Operating Officer,        Trustee
                            Executive Vice President,
                             Secretary and Director

Robert T. Jackson          Executive Vice President        none
                           and Chief Financial Officer

Kevin Cuccias              Senior Vice President           none

Brian Jeter                Senior Vice President           none

Mark Killen                Senior Vice President           none

Tom Kmak                   Senior Vice President           none

David C. Tucker            Senior Vice President           Vice President
                           and General Counsel

--------------------
* All addresses are 4500 Main Street, Kansas City, Missouri 64111

            (c)   Not applicable.

Item 28.    Location of Accounts and Records.

      All accounts, books and other documents required to be maintained by
      Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of the Registrant, American Century Services Corporation
      and American Century Investment Management, Inc., all located at American
      Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

Item 29.    Management Services.

      Not Applicable.

Item 30.    Undertakings.

      Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 15 to its Registration
Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 15 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, and State of Missouri, on the 28th day of April, 2000.

                                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS

                                   By: /*/ George A. Rio
                                       George A. Rio
                                       President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective
Amendment No. 15 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                       Date

*George A. Rio                       President, Principal        April 28, 2000
---------------------------------    Executive and Principal
George A. Rio                        Financial Officer

*Maryanne Roepke                     Vice President, Treasurer   April 28, 2000
---------------------------------    and Principal Accounting
Maryanne Roepke                      Officer

*Albert A. Eisenstat                 Trustee                    April 28, 2000
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Trustee                    April 28, 2000
---------------------------------
Ronald J. Gilson

*William M. Lyons                    Trustee                    April 28, 2000
---------------------------------
William M. Lyons

*Myron S. Scholes                    Trustee                    April 28, 2000
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Trustee                    April 28, 2000
---------------------------------
Kenneth E. Scott

*Isaac Stein                         Trustee                    April 28, 2000
---------------------------------
Isaac Stein

*James E. Stowers III                Trustee                    April 28, 2000
---------------------------------
James E. Stowers III

*Jeanne D. Wohlers                   Trustee                    April 28, 2000
---------------------------------
Jeanne D. Wohlers

*By /s/ Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT     DESCRIPTION

EX-99.a     Amended and Restated Declaration of Trust, dated March 1, 1999
            (filed as a part of Post-Effective Amendment No. 14 to the
            Registration Statement on Form N-1A of the Registrant, File No.
            33-43321 filed on April 30, 1999, and incorporated herein by reference).

EX-99.b     Amended and Restated Bylaws dated March 9, 1998 (filed as a part of
            Post-Effective Amendment No. 23 to the Registration Statement of
            American Century Municipal Trust, File No. 2-91229 filed on March
            26, 1998 and incorporated herein by reference).

EX-99.d1    Management Agreement - Investor Class between American Century
            International Bond Funds and American Century Investment Management,
            Inc., dated August 1, 1997 (filed as a part of Post-Effective
            Amendment No. 33 to the Registration Statement on Form N-1A of
            American Century Government Income Trust, File No. 2-99222, filed on
            July 31, 1997, and incorporated herein by reference).

EX-99.d2    Amendment to Management Agreement - Investor Class between American
            Century International Bond Funds and American Century Investment
            Management, Inc., dated March 9, 1998 (filed as a part of
            Post-Effective Amendment No. 23 to the Registration Statement on
            Form N-1A of American Century Municipal Trust, File No. 2-91229,
            filed on March 26, 1998, and incorporated herein by reference).

EX-99.d3    Management Agreement - Advisor Class between American Century
            International Bond Funds, and American Century Investment
            Management, Inc., dated August 1, 1997 (filed as a part of
            Post-Effective Amendment No. 27 to the Registration Statement on
            Form N-1A of American Century Target Maturities Trust, File No.
            2-94608, filed on August 28, 1997, and incorporated herein by reference).

EX-99.d4    Amendment to Management Agreement - Advisor Class between American
            Century International Bond Funds and American Century Investment
            Management, Inc., dated July 1, 1998 filed as a part of
            Post-Effective Amendment No. 27 to the Registration Statement on
            Form N-1A of American Century Quantitative Equity Funds, File No.
            33-19589, filed on April 27, 2000, and incorporated herein by reference).

EX-99.e1    Distribution Agreement between American Century International Bond
            Funds and Funds Distributor, Inc., dated January 15, 1998 (filed as a part of Post-Effective Amendment No. 28 to the Registration
            Statement on Form N-1A of American Century Target Maturities Trust,
            File No. 2-94608, filed on January 30, 1998, and incorporated herein by reference).

EX-99.e2    Amendment No. 1 to the Distribution Agreement between American
            Century International Bond Funds and Funds Distributor, Inc., dated
            June 1, 1998 (filed as a part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of American Century Capital
            Portfolios, Inc., File No. 33-64872, filed on June 26, 1998, and incorporated herein by reference).

EX-99.e3    Amendment No. 2 to Distribution Agreement between American Century
            International Bond Funds and Funds Distributor, Inc., dated December
            1, 1998 (filed as a part of Post-Effective Amendment No. 12 to the
            Registration Statement on Form N-1A of American Century World Mutual
            Funds, Inc., File No. 33-39242, filed on November 13, 1998, and incorporated herein by reference).

EX-99.e4    Amendment No. 3 to Distribution Agreement between American Century
            International Bond Funds and Funds Distributor, Inc., dated January
            29, 1999 (filed as a part of Post-Effective Amendment No. 24 to the
            Registration Statement on Form N-1A of American Century Variable
            Portfolios, Inc. File 33-14567, filed on January 15, 1999, and incorporated herein by reference).

EX-99.e5    Amendment No. 4 to the Distribution Agreement between American
            Century International Bond Funds and Funds Distributor, Inc. dated
            July 30, 1999 (filed as an Exhibit to Post-Effective Amendment No.
            16 to the Registration Statement on Form N-1A of American Century
            Capital Portfolios, Inc., File No. 33-64872, filed on July 29, 1999, and incorporated herein by reference).

EX-99.e6    Amendment No. 5 to the Distribution Agreement between American
            Century International Bond Funds and Funds Distributor, Inc. (filed as an Exhibit to Post-Effective Amendment No. 87 to the Registration
            Statement on Form N-1A of American Century Mutual Funds, Inc., File
            No. 2-14213, filed on November 29, 1999, and incorporated herein by reference).

EX-99.e7    Distribution Agreement between American Century International Bond
            Funds and American Century Investment Services, Inc. dated March 13,
            2000 (filed as an Exhibit to Post-Effective Amendment No. 17 to the
            Registration Statement on Form N-1A of American Century World Mutual
            Funds, Inc., File No. 33-39242, filed on March 30, 2000, and incorporated herein by reference).

EX-99.g1    Custodian Agreement between American Century International Bond
            Funds and State Street Bank and Trust Company dated August 10, 1993
            (filed as a part of Post-Effective Amendment No. 7 to the
            Registration Statement on Form N-1A of the Registrant, File No.
            33-43321, filed on April 22, 1996, and incorporated herein by reference).

EX-99.g2    Amendment No. 1 dated December 1, 1994 to the Custodian Agreement between American Century International Bond Funds and State Street
            Bank and Trust Company dated August 10, 1993 (filed as a part of
            Post-Effective Amendment No. 7 to the Registration Statement on Form
            N-1A of the Registrant, File No. 33-43321, filed on April 22, 1996, and incorporated herein by reference).

EX-99.g3    Amendment No. 2 dated March 4, 1996 to the Custodian Agreement between American Century International Bond Funds and State Street
            Bank and Trust Company dated August 10, 1993 (filed as a part of
            Post-Effective Amendment No. 7 to the Registration Statement on Form
            N-1A of the Registrant, File No. 33-43321, filed on April 22, 1996, and incorporated herein by reference).

EX-99.g4    Master Agreement by and between Twentieth Century Services, Inc. and
            Commerce Bank, N.A. dated January 22, 1997 (filed as a part of
            Post-Effective Amendment No. 76 to the Registration Statement on
            Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213,
            filed on February 28, 1997, and incorporated herein by reference).

EX-99.h1    Transfer Agency Agreement between American Century International
            Bond Funds and American Century Services Corporation dated August 1,
            1997 (filed as a part of Post-Effective Amendment No. 33 to the
            Registration Statement of the American Century Government Income
            Trust filed on July 31, 1997, and incorporated herein by reference).

EX-99.h2    Amendment to Transfer Agency Agreement between American Century
            International Bond Funds and American Century Services Corporation
            dated June 29, 1998 (filed as a part of Post-Effective Amendment No.
            23 to the Registration Statement on Form N-1A of American Century
            Quantitative Equity Funds, File No. 33-19589, filed on June 29,
            1998, and incorporated herein by reference).

EX-99h3     Credit Agreement between American Century Funds and The Chase
            Manhattan Bank as Administrative Agent, dated as of December 21,
            1999 (filed as part of Post-Effective Amendment No. 29 to the
            Registration Statement on Form N-1A of American Century California
            Tax-Free and Municipal Funds, File No. 2-82734, filed on December
            29, 1999, and incorporated herein by reference).

EX-99.i     Opinion and consent of counsel, (filed as a part of Post-Effective
            Amendment No. 14 to the Registration Statement on Form N-1A of the
            Registrant, File No. 33-43321, filed on April 30, 1999, and incorporated herein by reference).

EX-99.j1    Consent of PricewaterhouseCoopers, LLP, independent accountants, is included herein.

EX-99.j2    Power of Attorney dated December 18, 1998 (filed as a part of
            Post-Effective Amendment No. 14 to the Registration Statement on
            Form N-1A of the Registrant, File No. 33-43321, filed on April 30,
            1999, and incorporated herein by reference).

EX-99.m1    Master Distribution and Shareholder Services Plan of American
            Century Government Income Trust, American Century International Bond
            Fund, American Century Target Maturities Trust and American Century
            Quantitative Equity Funds (Advisor Class) dated August 1, 1997
            (filed as an Exhibit to Post-Effective Amendment No. 32 to the
            Registration Statement on Form N-1A for American Century Target
            Maturities Trust, File No. 2-94608, filed on January 31, 2000, and incorporated herein by reference).

EX-99.m2    Amendment No. 1 to Master Distribution and Shareholder Services Plan
            of American Century International Bond Funds (Advisor Class) dated
            June 29, 1998 (filed as a part of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of American Century Target
            Maturities Trust, File No. 2-94608, filed on January 31, 2000, and incorporated herein by reference).

EX-99.o1    Multiple Class Plan of American Century California Tax-Free and
            Municipal Funds, American Century Government Income Trust, American
            Century International Bond Funds, American Century Investment Trust,
            American Century Municipal Trust, American Century Target Maturities
            Trust and American Century Quantitative Equity Funds dated August 1,
            1997 (filed as a part of Post-Effective Amendment No. 32 of the
            Registration Statement on Form N-1A of American Century Target
            Maturities Trust, File No. 2-94608, filed on January 31, 2000, and incorporated herein by reference).

EX-99.o2    Amendment to Multiple Class Plan of American Century International
            Bond Funds dated June 29, 1998 (filed as a part of Post-Effective
            Amendment No. 32 to the Registration Statement on Form N-1A of
            American Century Target Maturities Trust, File No. 2-94608, filed on
            January 31, 2000, and incorporated herein by reference).

EX-99-p1    American Century Investments Code of Ethics (filed as a part of
            Post-Effective Amendment No. 16 to the Registration Statement on
            Form N-1A of American Century World Mutual Funds, Inc., File No.
            33-39242, filed on March 10, 2000, and incorporated herein by reference).

EX-99.p2    Funds Distributor, Inc. Code of Ethics (filed as a part of
            Post-Effective Amendment No. 16 to the Registration Statement on
            Form N-1A of American Century World Mutual Funds, Inc., File No.
            33-39242, filed on March 10, 2000, and incorporated herein by reference).